Other Income And Other Expenses	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Other Income And Other Expenses
32.	OTHER INCOME AND OTHER EXPENSES

			12.31.2024	12.31.2023	12.31.2022
Other operating income:
Recovery of expenses	(i	)	150.0	—	—
Tax credits			41.4	29.9	—
Royalties			25.1	19.8	10.4
Defense billing tax			—	14.9	—
Sale of interest in subsidiary			—	36.6	—
Reversal for contingencies			16.7	1.0	—
Revenue from contractual fines			11.3	8.7	17.8
Other sales			9.9	9.1	12.8
Reimbursement of expenses			8.8	18.8	5.2
Reversal of Environmental Provision			1.2	—	—
Taxes on other revenues			(14.2)	(12.5)	(15.5)
Sale/Rental of Fixed Assets			—	8.0	68.6
Others			15.9	36.4	11.2

			266.1	170.7	110.5

Other operating expense:
Corporate projects			(75.5)	(70.3)	(78.2)
Expenses system project			(23.6)	(20.3)	(12.7)
Provision for contingencies			(13.3)	(1.7)	(7.4)
Flight safety standards			(6.3)	(5.9)	(3.6)
Aircraft maintenance and flights costs - fleet			(5.5)	(7.8)	(6.6)
Expense contractual fines			(5.4)	(0.5)	—
Taxes on other sales			(5.2)	(4.4)	(2.0)
Training and development			(3.4)	(3.8)	(2.0)
Royalties			(2.0)	(1.1)	(1.0)
Warrants			(1.9)	—	(158.2)
Product modification			(1.9)	(2.4)	(2.3)
Tax fines			(1.1)	—	—
Listing expenses - EVEX			—	—	(135.7)
Restructuring expenses			—	—	(36.9)
Environmental provision			—	(1.3)	(0.5)
Disposal of fixed assets			—	(9.8)	(81.4)
Others			(17.6)	(47.0)	(26.5)

			(162.7)	(176.3)	(555.0)

(i)	Refers to the reimbursement of expenses incurred by the Company for the carve-out project with Boeing, as Note 24.2.5.